UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: July 1, 2010 through June 30, 2011

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03942
Reporting Period: 07/01/2010 - 06/30/2011
Lord Abbett Municipal Income Fund, Inc.

=================== LORD ABBETT AMT FREE MUNICIPAL BOND FUND ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== LORD ABBETT CALIFORNIA TAX FREE FUND =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================== LORD ABBETT HIGH YIELD MUNICIPAL BOND FUND ==================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

==================== LORD ABBETT INTERMEDIATE TAX FREE FUND ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== LORD ABBETT NATIONAL TAX FREE FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== LORD ABBETT NEW JERSEY TAX FREE FUND =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== LORD ABBETT NEW YORK TAX FREE FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== LORD ABBETT SHORT DURATION TAX FREE FUND ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow Chief Executive Officer and Chairman

Date: August 25, 2011